Fair Value Measurements - Other Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of investments	$ 71,567.5		$ 74,021.7
Loans	4,965.3		3,559.3
Derivatives	1,149.3		2,374.5
Derivatives	1,351.8		1,944.2
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Limited partnerships/corporations	236.4		465.1
Cash and cash equivalents, short-term investments and short-term investments under securirites loan agreement	4,441.8		8,442.0
Derivatives	1,149.3		2,374.5
Other investments	124.6		167.0
Assets held in separate accounts	106,827.1		97,667.4
Other derivatives	1,351.8		1,944.2
Short-term debt	0		1,064.6
Long-term debt	3,514.7		3,171.1
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Limited partnerships/corporations	236.4		465.1
Cash and cash equivalents, short-term investments and short-term investments under securirites loan agreement	4,441.8		8,442.0
Derivatives	1,149.3		2,374.5
Other investments	131.1		173.7
Assets held in separate accounts	106,827.1		97,667.4
Other derivatives	1,351.8		1,944.2
Short-term debt	0		1,070.6
Long-term debt	3,717.8		3,386.2
Funding agreements without fixed maturities and deferred annuities(1) | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	49,418.4	[1]	50,133.7	[1]
Funding agreements without fixed maturities and deferred annuities(1) | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	53,713.8	[1]	56,851.0	[1]
Funding agreements with fixed maturities and guaranteed investment contracts | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	2,692.3		3,784.0
Funding agreements with fixed maturities and guaranteed investment contracts | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	2,663.9		3,671.0
Supplementary contracts, immediate annuities and other | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	3,383.6		3,109.2
Supplementary contracts, immediate annuities and other | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	3,567.3		3,482.3
FIA | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	1,736.7		1,434.3
FIA | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	1,736.7		1,434.3
GMAB/GMWB/GMWBL | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	908.9		2,035.4
GMAB/GMWB/GMWBL | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	908.9		2,035.4
Stabilizer and MCGs | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	0		102.0
Stabilizer and MCGs | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	0		102.0
Mortgage loans on real estate | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans	9,312.2		8,662.3
Mortgage loans on real estate | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans	9,404.7		8,954.8
Policy loans | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans	2,147.0		2,200.3
Policy loans | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans	2,147.0		2,200.3
Fixed maturities, available-for-sale, including securities pledged | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of investments	72,718.8		75,287.1
Fixed maturities, available-for-sale, including securities pledged | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of investments	72,718.8		75,287.1
Equity securities, available-for-sale | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of investments	314.4		340.1
Equity securities, available-for-sale | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of investments	314.4		340.1
Reinsurance agreements | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivatives	79.0		169.5
Reinsurance agreements | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivatives	$ 79.0		$ 169.5

[1]	rtain amounts included in Funding agreements without fixed maturities and deferred annuities are also reflected within the Annuity product guarantees section of the table above.